PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,	December 31,
	2023	2022
Property	$1,958,723	$2,016,287
Leasehold improvement	477,349	367,235
Office equipment	147,734	161,997
Vehicles	141,649	144,986
Electronic equipment	129,162	133,850
Less: accumulated depreciation	(798,193)	(473,027)
	$2,056,424	$2,351,328

Depreciation expense was $228,806, $211,213, and $210,208 for the years ended December 31, 2023, 2022 and 2021, respectively. During the year ended December 31, 2021, the Company recognized impairment loss of $434,878 on electronic equipment.

During the year ended December 31, 2023, the Company disposed of office equipment and electronic equipment, and recorded loss from disposal of property and equipment of $6,991. On the date of disposal, the cost and accumulated depreciation of electronic equipment was $9,638 and $3,052, respectively. On the date of disposal, the cost and accumulated depreciation of office equipment was $866 and $480, respectively.

During the year ended December 31, 2022, the Company disposed of electronic equipment at consideration of $222,916, and recorded loss from disposal of property and equipment of $1,275. On the date of disposal, the cost and accumulated depreciation of electronic equipment was $217,341 and $23,637, respectively.

7.PROPERTY AND EQUIPMENT, NET (CONTINIED)

During the year ended December 31, 2021, the Company disposed of leasehold improvement, office equipment and electronic equipment, and recorded loss from disposal of property and equipment of $14,810. On the date of disposal, the cost and accumulated depreciation of leasehold improvement was $382,909 and $382,909, respectively, the cost and accumulated depreciation of office equipment was $27,071 and $13,436, respectively, and the cost and accumulated depreciation of office equipment was $27,156 and $25,798, respectively.